Sohu.com Limited Shareholders' Equity (Changyou 2019 Share Incentive Plan) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 17, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 18, 2025	Nov. 09, 2024	Feb. 02, 2021	Aug. 26, 2019	Aug. 03, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 1,499	$ (30)	$ 708
Changyou 2019 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period		2,333,022
Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options					85,200
Changyou [Member] | Share Options [Member] | Class A ordinary shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices of option granted	$ 0.01
Accrued fixed price, final	5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense		$ 1,500	(100)	500
Total value of share options vested		$ 1,000	$ 100	$ 3,000
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Share-based compensation expense		$ 1,000
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance									3,000,000
Share based compensation by share based payment arrangement options excercised exercise price per share	5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award Options Not Exercisable in Period Conditionally Repurchased Price	5.39
Accrued fixed price, initial	5.39
Accrued fixed price, final	$ 5.39
Changyou [Member] | Changyou 2019 Share Incentive Plan [Member] | Share Options [Member] | Class A ordinary shares [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options						690,600	600,000	1,909,000
Exercise prices of option granted					$ 0.01	$ 0.01	$ 0.01	$ 0.01